Contractual Commitments and Contingencies - Contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 20, 2014
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 97	$ 97	$ 97
Litigation | AngloGold Ashanti (Ghana) Limited
Disclosure of contingent liabilities [line items]
Contingent liabilities	97	97	97	$ 97
Litigation | Newmont Mining Co. Litigation
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0	0
Groundwater pollution | Groundwater contamination plumes
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0	0
Groundwater pollution | Deep groundwater pollution
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 0	$ 0	$ 0